11. Share Repurchase Option	12 Months Ended
Dec. 31, 2012
Share Repurchase Option
Share Repurchase Option

The Company holds an irrevocable right to repurchase all or a portion of the 300,000 shares of common stock owned by two of its Directors for a price of $1.00 per share. The right can be exercised by the Company at any time and at its sole discretion. The Company is not obligated to repurchase the shares at any time or for any reason (such as termination of employment, a change of control of the Company or failure to reach performance goals). The repurchase right held by the Company will continue with respect to and for so long as any of the 300,000 shares issued to these directors are held by them (or any of their affiliates or family members), and will survive any such director’s resignation as an officer or director of the Company. The Company may exercise its right of repurchase on some or all of the shares held, directly or indirectly, by these directors by delivering a notice of such exercise to such director(s) not less than seven calendar days prior to the closing of such repurchase. The directors agree that they shall not, directly or indirectly, sell, exchange, pledge, hypothecate, transfer, gift, grant an irrevocable proxy with respect to, devise, assign or in any other way dispose of, encumber or grant a security interest in any of the shares or any interest therein. The directors also agree and acknowledge that said restriction is in addition to all applicable securities laws and regulations. As of August 2012 the shares were gifted to an unrelated third party. The Company no longer has the option to repurchase the stock.